UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 X  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2016   to March 31, 2016

Date of Report (Date of earliest event reported) February 17, 2016

Commission File Number of securitizer:

Central Index Key Number of securitizer:   0000855909

Name and telephone number, including area code, of the person to contact in connection with this filing.
 Eric Chapin     612-305-2569

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [   ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   [X]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [   ]

INFORMATION TO BE INCLUDED IN THE REPORT REPRESENTATION AND WARRANTY INFORMATION
Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure
N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i).

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
N/A

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Community Reinvestment Fund, Inc. (Securitizer)
Date     May 13, 2016
 /s/ Jennifer Anderson   (Signature)
By:  Jennifer Anderson
Title: Senior Vice President and Chief Financial Officer